Expense Example - DWS Global Income Builder Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Class T
Expense Example:
1 Year	346
3 Years	551
5 Years	773
10 Years	1,410
Class C
Expense Example:
1 Year	273
3 Years	536
5 Years	923
10 Years	2,009
Class R6
Expense Example:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
INST Class
Expense Example:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Class S
Expense Example:
1 Year	72
3 Years	224
5 Years	390
10 Years	$ 871